INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE - Schedule (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Intangible assets, net
Intangible assets, gross	¥ 1,732	¥ 1,974
Less: Accumulated amortization	(70)	(140)
Total	1,662	1,834		$ 239
Unfavorable lease
Unfavorable lease agreements		3
Less: Accumulated amortization		(2)
Unfavorable lease agreements, net		1
Amortization expense of intangible assets	16	39	¥ 31
Franchise agreement
Intangible assets, net
Intangible assets, gross	95	95
Favorable lease agreements
Intangible assets, net
Intangible assets, gross		278
Purchased software
Intangible assets, net
Intangible assets, gross	72	69
Other intangible assets
Intangible assets, net
Intangible assets, gross	20
Brand name
Intangible assets, net
Intangible assets, gross	1,340	1,340
Master brand agreement
Intangible assets, net
Intangible assets, gross	¥ 192	¥ 192